Segmented information	9 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Segmented information

14. Segmented information:

Revenue

The Company operates in reportable business segments, the sale of Ad tech advertising and content revenue.

The Company had the following revenue by geographical region.

	Nine Months ended September 30, 2023	Nine Months ended September 30, 2022	Three Months ended September 30, 2023	Three Months ended September 30, 2022
Ad tech advertising revenue
Western Europe	$2,545,701	$2,802,750	$974,177	$1,198,642
Central, Eastern and Southern Europe	207,326	205,048	76,570	71,871
North America	3,431,340	4,030,597	1,364,838	1,879,709
Other	341,205	985,684	76,473	260,652

Total ad tech advertising revenue	$6,525,572	$8,024,079	$2,492,058	$3,410,874

Content revenue
Western Europe	$55,063	$58,958	$18,563	$19,622
Central, Eastern and Southern Europe	33	373	7	69
North America	7,453	33,884	4,336	3,282
Other	136,765	92,250	44,844	28,015

Total content revenue	$199,314	$185,465	$67,750	$50,988

Programmatic advertising revenue
North America	$571,392	$110,213	$248,546	$52,287

Total Programmatic advertising revenue	$571,392	$110,213	$248,546	$52,287

Total revenue
Western Europe	$2,600,764	$2,861,708	$992,740	$1,218,264
Central, Eastern and Southern Europe	207,359	205,421	76,577	71,940
North America	4,010,185	4,174,694	1,617,720	1,935,278
Other	477,970	1,077,934	121,317	288,667

Total revenue	$7,296,278	$8,319,757	$2,808,354	$3,514,149

Equipment

The Company’s equipment is located as follows:

Net Book Value	September 30, 2023	December 31, 2022
Anguilla	$-	$60
Canada	21,270	20,143
Israel	8,444	9,279
United Kingdom	3,030	4,040
	$32,744	$33,522

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)